Financial Instruments and Risks Management - Credit Risk Internal Risk Rating (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments and Risks
Expected credit losses	R$ 41,996	R$ 37,179	R$ 38,740
Credit risk
Financial Instruments and Risks
Credit risk exposure, internal rating	3,077,813	2,574,237
Expected credit losses	41,996	37,179
Credit risk | Low Risk | Current
Financial Instruments and Risks
Credit risk exposure, internal rating	2,775,364	2,447,184
Credit risk | Average Risk | From 31 to 90 days
Financial Instruments and Risks
Credit risk exposure, internal rating	168,836	66,587
Credit risk | High Risk | More than 90 days
Financial Instruments and Risks
Credit risk exposure, internal rating	R$ 133,613	R$ 60,466